Income Tax (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax provision		$ 13,000	$ 47,351
Deferred income tax provision			552,489
Valuation allowance for deferred tax assets			5,870,586	$ 6,428,806
Net operating loss (NOL) carryforward			$ 20,954,348
Net operating loss (NOL) carryforward expiration year			Expire in 2024
Description on ownership change			Within the meaning of IRC Section 382, an "ownership change" occurs when the aggregate stock ownership of certain stockholders (generally 5% shareholders, applying certain look-through rules and aggregation rules which combine unrelated shareholders that do not individually own 5% or more of the corporation's stock into one or more "public groups" that may be treated as 5-percent shareholder) increases by more than 50 percentage points over such stockholders' lowest percentage ownership during the testing period (generally three years).
Effective income tax rate			21.00%	34.00%
Income tax reconciliation description			Amounts recorded where accounting is complete for the year ended January 1, 2018 primarily relate to the reduction in the U.S. corporate income tax rate to 21 percent. The Company revalued its ending gross deferred tax items, previously recorded at 35 percent, using the enacted 21 percent corporate tax rate. This change resulted in no net tax expense/benefit but did cause a reduction to our U.S. federal deferred tax asset fully offset by a reduction of the Company's 100% valuation allowance.